Financing receivables, net (Allowance For Financing Receivables) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Balance at the beginning of the year	$ (30,114)	$ (26,772)
Charge to general and administrative expenses for the year	(633)	(2,618)
Reclassification to prepayments and other current assets	10,430
Balance at the end of the year	(20,317)	(30,114)
Adoption of ASC326 | Adjustment
Balance at the beginning of the year	(724)
Balance at the end of the year	$ 0	$ (724)